Schedule of Investments (unaudited) December 31, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.2%
Boeing Co. (The)	1,363,242	$291,815,583
BWX Technologies Inc.	87,207	5,256,838
Curtiss-Wright Corp.	105,555	12,281,324
General Dynamics Corp.	648,823	96,557,839
HEICO Corp.	22,121	2,928,820
HEICO Corp., Class A	38,825	4,544,854
Hexcel Corp.	212,365	10,297,579
Howmet Aerospace Inc.	1,005,345	28,692,546
Huntington Ingalls Industries Inc.	91,185	15,545,219
L3Harris Technologies Inc.	534,170	100,968,813
Mercury Systems Inc.(a)(b)	25,867	2,277,848
Northrop Grumman Corp.	31,230	9,516,406
Raytheon Technologies Corp.	3,640,202	260,310,845
Spirit AeroSystems Holdings Inc., Class A(b)	267,286	10,448,210
Teledyne Technologies Inc.(a)	93,289	36,567,422
Textron Inc.(b)	570,944	27,593,724
TransDigm Group Inc.(a)	103,384	63,979,188
Virgin Galactic Holdings Inc.(a)(b)	23,094	548,021

		980,131,079

Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	284,635	26,718,687
Expeditors International of Washington Inc.	168,645	16,039,826
FedEx Corp.	616,921	160,165,030
United Parcel Service Inc., Class B	620,988	104,574,379
XPO Logistics Inc.(a)	219,773	26,196,942

		333,694,864

Airlines — 0.5%
Alaska Air Group Inc.	305,809	15,902,068
American Airlines Group Inc.(b)	1,384,021	21,826,011
Copa Holdings SA, Class A, NVS	79,686	6,154,150
Delta Air Lines Inc.	1,622,628	65,245,872
JetBlue Airways Corp.(a)(b)	809,043	11,763,485
Southwest Airlines Co.	1,500,074	69,918,449
United Airlines Holdings Inc.(a)	744,538	32,201,269

		223,011,304

Auto Components — 0.4%
Aptiv PLC	681,856	88,839,018
BorgWarner Inc.	532,786	20,586,851
Gentex Corp.	624,967	21,205,130
Lear Corp.	150,087	23,868,336

		154,499,335

Automobiles — 0.6%
Ford Motor Co.	9,927,026	87,258,558
General Motors Co.	3,183,456	132,559,108
Harley-Davidson Inc.(b)	389,867	14,308,119
Thor Industries Inc.(b)	135,175	12,569,923

		246,695,708

Banks — 7.7%
Associated Banc-Corp.	386,121	6,583,363
Bank of America Corp.	19,735,418	598,180,520
Bank of Hawaii Corp.	100,587	7,706,976
Bank OZK	310,964	9,723,844
BOK Financial Corp.	79,729	5,459,842
Citigroup Inc.	5,315,681	327,764,890
Citizens Financial Group Inc.	1,073,979	38,405,489
Comerica Inc.	354,488	19,801,700
Commerce Bancshares Inc.	269,118	17,681,053

Security	Shares	Value

Banks (continued)
Cullen/Frost Bankers Inc.	142,573	$12,436,643
East West Bancorp. Inc.	359,272	18,218,683
Fifth Third Bancorp.	1,809,768	49,895,304
First Citizens BancShares Inc./NC, Class A	16,500	9,475,455
First Hawaiian Inc.	330,062	7,782,862
First Horizon Corp.	1,357,537	17,322,172
First Republic Bank/CA	439,667	64,600,272
FNB Corp.	821,612	7,805,314
Huntington Bancshares Inc./OH	2,539,475	32,073,569
JPMorgan Chase & Co.	7,726,151	981,762,008
KeyCorp	2,471,816	40,562,501
M&T Bank Corp.	325,864	41,482,487
PacWest Bancorp.	297,217	7,549,312
People’s United Financial Inc.	1,077,805	13,936,019
Pinnacle Financial Partners Inc.	188,103	12,113,833
PNC Financial Services Group Inc. (The)	1,080,770	161,034,730
Popular Inc.	211,017	11,884,477
Prosperity Bancshares Inc.	227,300	15,765,528
Regions Financial Corp.	2,421,621	39,036,530
Signature Bank/New York NY	129,418	17,508,961
Sterling Bancorp./DE	492,644	8,857,739
SVB Financial Group(a)	131,911	51,159,043
Synovus Financial Corp.	372,590	12,060,738
TCF Financial Corp.	384,493	14,233,931
Truist Financial Corp.	3,441,292	164,941,126
U.S. Bancorp.	3,463,807	161,378,768
Umpqua Holdings Corp.	560,405	8,484,532
Webster Financial Corp.	228,276	9,621,833
Wells Fargo & Co.	9,587,320	289,345,318
Western Alliance Bancorp.	254,686	15,268,426
Wintrust Financial Corp.	145,602	8,894,826
Zions Bancorp NA	411,410	17,871,650

		3,355,672,267

Beverages — 1.2%
Brown-Forman Corp., Class A	17,158	1,260,598
Brown-Forman Corp., Class B, NVS	68,294	5,424,593
Coca-Cola Co. (The)	4,077,343	223,601,490
Constellation Brands Inc., Class A	406,256	88,990,377
Keurig Dr Pepper Inc.	1,127,586	36,082,752
Molson Coors Beverage Co., Class B	454,068	20,519,333
PepsiCo Inc.	943,834	139,970,582

		515,849,725

Biotechnology — 1.0%
AbbVie Inc.	265,764	28,476,613
Acceleron Pharma Inc.(a)	10,349	1,324,051
Agios Pharmaceuticals Inc.(a)(b)	141,477	6,130,198
Alexion Pharmaceuticals Inc.(a)	457,930	71,546,983
Alkermes PLC(a)(b)	402,306	8,026,005
Biogen Inc.(a)	272,421	66,705,006
BioMarin Pharmaceutical Inc.(a)	42,948	3,766,110
Bluebird Bio Inc.(a)(b)	100,592	4,352,616
Exact Sciences Corp.(a)(b)	49,743	6,590,450
Exelixis Inc.(a)	514,670	10,329,427
Gilead Sciences Inc.	3,207,270	186,855,550
Ionis Pharmaceuticals Inc.(a)(b)	168,986	9,554,469
Sage Therapeutics Inc.(a)(b)	120,826	10,452,657
United Therapeutics Corp.(a)	110,491	16,771,429

		430,881,564

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products — 0.9%
A O Smith Corp.	341,851	$18,740,272
Allegion PLC	82,269	9,574,466
Armstrong World Industries Inc.(b)	76,533	5,693,290
AZEK Co. Inc. (The)(a)(b)	151,843	5,838,363
Carrier Global Corp.	1,416,825	53,442,639
Fortune Brands Home & Security Inc.	346,111	29,668,635
Johnson Controls International PLC	1,851,482	86,260,546
Lennox International Inc.	86,671	23,745,254
Masco Corp.	668,615	36,727,022
Owens Corning	272,264	20,626,721
Trane Technologies PLC	610,804	88,664,309

		378,981,517

Capital Markets — 4.3%
Affiliated Managers Group Inc.	114,568	11,651,566
Ameriprise Financial Inc.	300,389	58,374,594
Apollo Global Management Inc.	219,063	10,729,706
Bank of New York Mellon Corp. (The)	2,034,082	86,326,440
BlackRock Inc.(c)	375,190	270,714,592
Carlyle Group Inc. (The)	282,882	8,893,810
Cboe Global Markets Inc.	213,405	19,872,274
Charles Schwab Corp. (The)	3,511,223	186,235,268
CME Group Inc.	906,791	165,081,301
Eaton Vance Corp., NVS	282,194	19,169,438
Evercore Inc., Class A	100,753	11,046,559
Franklin Resources Inc.	690,622	17,258,644
Goldman Sachs Group Inc. (The)	844,390	222,674,087
Interactive Brokers Group Inc., Class A	191,342	11,656,555
Intercontinental Exchange Inc.	914,770	105,463,833
Invesco Ltd.	961,020	16,750,579
KKR & Co. Inc.	1,383,426	56,014,919
Lazard Ltd., Class A	256,975	10,870,042
LPL Financial Holdings Inc.	180,150	18,775,233
Morgan Stanley	3,397,749	232,847,739
Morningstar Inc.	8,719	2,019,059
Nasdaq Inc.	291,085	38,638,623
Northern Trust Corp.	488,735	45,520,778
Raymond James Financial Inc.	308,339	29,498,792
S&P Global Inc.	252,678	83,062,839
SEI Investments Co.	286,419	16,460,500
State Street Corp.	896,065	65,215,611
T Rowe Price Group Inc.	429,616	65,039,566
Tradeweb Markets Inc., Class A	31,425	1,962,491
Virtu Financial Inc., Class A	17,182	432,471

		1,888,257,909

Chemicals — 3.1%
Air Products & Chemicals Inc.	492,656	134,603,472
Albemarle Corp.	265,825	39,214,504
Ashland Global Holdings Inc.	140,976	11,165,299
Axalta Coating Systems Ltd.(a)	536,881	15,327,953
Cabot Corp.	141,863	6,366,811
Celanese Corp.	296,457	38,521,623
CF Industries Holdings Inc.	532,801	20,624,727
Chemours Co. (The)	416,226	10,318,243
Corteva Inc.	1,909,430	73,933,130
Dow Inc.	1,890,227	104,907,599
DuPont de Nemours Inc.	1,872,858	133,178,932
Eastman Chemical Co.	341,468	34,242,411
Ecolab Inc.	508,416	110,000,886
Element Solutions Inc.	552,907	9,803,041

Security	Shares	Value

Chemicals (continued)
FMC Corp.	261,161	$30,015,234
Huntsman Corp.	510,537	12,834,900
International Flavors & Fragrances Inc.	272,084	29,613,623
Linde PLC	1,340,829	353,321,850
LyondellBasell Industries NV, Class A	652,761	59,832,073
Mosaic Co. (The)	880,165	20,252,597
NewMarket Corp.	3,932	1,566,076
Olin Corp.	363,463	8,926,651
PPG Industries Inc.	603,388	87,020,617
RPM International Inc.	53,304	4,838,937
Scotts Miracle-Gro Co. (The)	6,498	1,294,012
Valvoline Inc.	472,367	10,930,572
Westlake Chemical Corp.	86,199	7,033,838
WR Grace & Co.	91,815	5,033,298

		1,374,722,909

Commercial Services & Supplies — 0.5%
ADT Inc.	394,828	3,099,400
Cintas Corp.	25,656	9,068,370
Clean Harbors Inc.(a)	130,962	9,966,208
IAA Inc.(a)	254,080	16,510,118
MSA Safety Inc.	72,042	10,762,354
Republic Services Inc.	534,138	51,437,489
Rollins Inc.	70,659	2,760,667
Stericycle Inc.(a)	232,690	16,132,398
Waste Management Inc.	940,534	110,917,175

		230,654,179

Communications Equipment — 1.5%
Arista Networks Inc.(a)	26,569	7,720,154
Ciena Corp.(a)(b)	380,699	20,119,942
Cisco Systems Inc.	10,836,037	484,912,656
CommScope Holding Co. Inc.(a)(b)	494,988	6,632,839
EchoStar Corp., Class A(a)(b)	122,478	2,595,309
F5 Networks Inc.(a)	155,253	27,315,213
Juniper Networks Inc.	838,019	18,863,808
Lumentum Holdings Inc.(a)(b)	165,777	15,715,659
Motorola Solutions Inc.	391,079	66,506,895
Ubiquiti Inc.(b)	2,518	701,288
ViaSat Inc.(a)(b)	160,035	5,225,143

		656,308,906

Construction & Engineering — 0.2%
AECOM(a)	380,445	18,938,552
Jacobs Engineering Group Inc.	315,192	34,343,320
Quanta Services Inc.	277,942	20,017,383
Valmont Industries Inc.	53,256	9,316,072

		82,615,327

Construction Materials — 0.2%
Eagle Materials Inc.	104,999	10,641,648
Martin Marietta Materials Inc.	158,236	44,934,277
Vulcan Materials Co.	336,199	49,861,674

		105,437,599

Consumer Finance — 1.1%
Ally Financial Inc.	939,496	33,502,427
American Express Co.	1,666,857	201,539,680
Capital One Financial Corp.	1,153,040	113,978,004
Credit Acceptance Corp.(a)(b)	24,109	8,345,089
Discover Financial Services	779,987	70,612,223
LendingTree Inc.(a)(b)	2,680	733,757
OneMain Holdings Inc.	165,692	7,979,727
Santander Consumer USA Holdings Inc.	172,394	3,796,116

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
SLM Corp.	733,302	$9,085,612
Synchrony Financial	1,483,357	51,487,322

		501,059,957

Containers & Packaging — 0.7%
Amcor PLC	3,432,346	40,398,713
AptarGroup Inc.	160,570	21,980,427
Ardagh Group SA	31,161	536,281
Avery Dennison Corp.	124,564	19,321,122
Ball Corp.	52,016	4,846,851
Berry Global Group Inc.(a)	223,454	12,555,880
Crown Holdings Inc.(a)	291,871	29,245,474
Graphic Packaging Holding Co.	527,378	8,933,783
International Paper Co.	1,000,640	49,751,821
Packaging Corp. of America	235,488	32,476,150
Sealed Air Corp.	396,179	18,141,036
Silgan Holdings Inc.	200,311	7,427,532
Sonoco Products Co.	255,339	15,128,836
Westrock Co.	644,130	28,038,979

		288,782,885

Distributors — 0.1%
Genuine Parts Co.	357,579	35,911,659
LKQ Corp.(a)	760,105	26,786,100

		62,697,759

Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions Inc.(a)(b)	44,698	7,732,307
frontdoor Inc.(a)(b)	181,389	9,107,542
Graham Holdings Co., Class B	10,651	5,681,030
Grand Canyon Education Inc.(a)(b)	114,365	10,648,525
H&R Block Inc.	146,127	2,317,574
Service Corp. International	425,079	20,871,379
Terminix Global Holdings Inc.(a)	328,548	16,759,234

		73,117,591

Diversified Financial Services — 2.7%
Berkshire Hathaway Inc., Class B(a)	4,796,993	1,112,278,767
Equitable Holdings Inc.	1,019,277	26,083,298
Jefferies Financial Group Inc.	548,114	13,483,604
Voya Financial Inc.	320,276	18,835,432

		1,170,681,101

Diversified Telecommunication Services — 2.7%
AT&T Inc.	18,194,858	523,284,116
CenturyLink Inc.	2,747,176	26,784,966
Verizon Communications Inc.	10,571,426	621,071,278

		1,171,140,360

Electric Utilities — 3.4%
Alliant Energy Corp.	635,549	32,749,840
American Electric Power Co. Inc.	1,269,096	105,677,624
Avangrid Inc.	144,626	6,573,252
Duke Energy Corp.	1,876,095	171,775,258
Edison International	910,341	57,187,621
Entergy Corp.	511,327	51,050,888
Evergy Inc.	568,986	31,584,413
Eversource Energy	878,273	75,979,397
Exelon Corp.	2,488,667	105,071,521
FirstEnergy Corp.	1,379,397	42,223,342
Hawaiian Electric Industries Inc.	272,425	9,641,121
IDACORP Inc.	128,351	12,325,546
NextEra Energy Inc.	4,996,523	385,481,749
NRG Energy Inc.	404,751	15,198,400

Security	Shares	Value

Electric Utilities (continued)
OGE Energy Corp.	509,117	$16,220,468
PG&E Corp.(a)(b)	3,370,265	41,993,502
Pinnacle West Capital Corp.	281,423	22,499,769
PPL Corp.	1,961,332	55,309,562
Southern Co. (The)	2,697,537	165,709,698
Xcel Energy Inc.	1,343,091	89,543,877

		1,493,796,848

Electrical Equipment — 1.0%
Acuity Brands Inc.(b)	94,464	11,438,646
AMETEK Inc.	583,408	70,557,363
Array Technologies Inc.(a)(b)	128,478	5,542,541
Eaton Corp. PLC	1,022,411	122,832,457
Emerson Electric Co.	1,516,403	121,873,309
Generac Holdings Inc.(a)(b)	13,649	3,103,919
GrafTech International Ltd.	172,057	1,834,128
Hubbell Inc.	137,499	21,558,468
nVent Electric PLC	396,056	9,224,144
Regal Beloit Corp.	103,141	12,666,746
Rockwell Automation Inc.	151,755	38,061,672
Sensata Technologies Holding PLC(a)	393,121	20,733,202

		439,426,595

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	302,478	39,555,048
Arrow Electronics Inc.(a)	189,792	18,466,762
Avnet Inc.	249,814	8,770,969
Coherent Inc.(a)(b)	10,832	1,625,017
Corning Inc.	1,908,250	68,697,000
Dolby Laboratories Inc., Class A	141,604	13,753,996
FLIR Systems Inc.	332,465	14,571,941
IPG Photonics Corp.(a)	84,432	18,895,037
Jabil Inc.	303,315	12,899,987
Keysight Technologies Inc.(a)	316,024	41,743,610
Littelfuse Inc.(b)	59,860	15,243,948
National Instruments Corp.	328,307	14,425,810
SYNNEX Corp.	105,502	8,592,083
Trimble Inc.(a)	634,535	42,367,902
Vontier Corp.(a)	302,862	10,115,591
Zebra Technologies Corp., Class A(a)	10,446	4,014,711

		333,739,412

Energy Equipment & Services — 0.4%
Baker Hughes Co.	1,653,280	34,470,888
Halliburton Co.	2,228,634	42,121,183
Helmerich & Payne Inc.	266,032	6,161,301
NOV Inc.	988,743	13,575,441
Schlumberger Ltd.	3,536,143	77,194,002

		173,522,815

Entertainment — 2.5%
Activision Blizzard Inc.	1,181,408	109,693,733
Electronic Arts Inc.	628,567	90,262,221
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	63,120	2,397,929
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	494,780	21,077,628
Lions Gate Entertainment Corp., Class A(a)(b)	112,999	1,284,799
Lions Gate Entertainment Corp., Class B, NVS(a)	291,505	3,025,822
Madison Square Garden Entertainment Corp.(a)(b)	47,264	4,964,610
Madison Square Garden Sports Corp.(a)	47,609	8,764,817
Take-Two Interactive Software Inc.(a)	23,591	4,901,974
Walt Disney Co. (The)(a)	4,610,298	835,293,792

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Zynga Inc., Class A(a)	400,051	$3,948,503

		1,085,615,828

Equity Real Estate Investment Trusts (REITs) — 4.2%
Alexandria Real Estate Equities Inc.	340,867	60,749,317
American Campus Communities Inc.	348,684	14,913,215
American Homes 4 Rent, Class A	694,200	20,826,000
Americold Realty Trust	457,891	17,093,071
Apartment Income REIT Corp.(a)	383,032	14,712,259
Apartment Investment and Management Co., Class A	371,534	1,961,700
Apple Hospitality REIT Inc.	534,056	6,894,663
AvalonBay Communities Inc.	358,202	57,466,347
Boston Properties Inc.	395,881	37,422,631
Brandywine Realty Trust.	429,405	5,114,214
Brixmor Property Group Inc.	755,036	12,495,846
Brookfield Property REIT Inc., Class A(b)	27,605	412,419
Camden Property Trust	240,211	24,001,883
CoreSite Realty Corp.	33,305	4,172,450
Corporate Office Properties Trust	286,209	7,464,331
Cousins Properties Inc.	377,264	12,638,344
Crown Castle International Corp.	71,044	11,309,494
CubeSmart	492,399	16,549,530
CyrusOne Inc.	305,856	22,373,366
Digital Realty Trust Inc.	711,137	99,210,723
Douglas Emmett Inc.	423,909	12,369,665
Duke Realty Corp.	937,324	37,464,840
Empire State Realty Trust Inc., Class A	328,777	3,064,202
EPR Properties	197,957	6,433,602
Equity Commonwealth	297,263	8,109,335
Equity LifeStyle Properties Inc.	261,574	16,573,329
Equity Residential	935,517	55,457,448
Essex Property Trust Inc.	165,977	39,406,259
Extra Space Storage Inc.	95,209	11,030,915
Federal Realty Investment Trust	191,810	16,326,867
First Industrial Realty Trust Inc.	331,873	13,981,809
Gaming and Leisure Properties Inc.	558,222	23,668,613
Healthcare Trust of America Inc., Class A(b)	553,777	15,251,019
Healthpeak Properties Inc.	1,372,261	41,483,450
Highwoods Properties Inc.	262,154	10,389,163
Host Hotels & Resorts Inc.	1,751,905	25,630,370
Hudson Pacific Properties Inc.	382,858	9,196,249
Invitation Homes Inc.	1,436,379	42,660,456
Iron Mountain Inc.	301,749	8,895,561
JBG SMITH Properties	310,221	9,700,611
Kilroy Realty Corp.	285,800	16,404,920
Kimco Realty Corp.	1,052,574	15,799,136
Lamar Advertising Co., Class A	218,962	18,222,018
Life Storage Inc.	122,924	14,675,896
Medical Properties Trust Inc.	1,353,044	29,482,829
Mid-America Apartment Communities Inc.	289,757	36,709,314
National Retail Properties Inc.	447,139	18,296,928
Omega Healthcare Investors Inc.	573,220	20,819,350
Outfront Media Inc.	346,147	6,770,635
Paramount Group Inc.	482,083	4,358,030
Park Hotels & Resorts Inc.	611,159	10,481,377
Prologis Inc.	1,879,627	187,323,627
Public Storage	131,611	30,392,928
Rayonier Inc.	347,526	10,210,314
Realty Income Corp.	894,938	55,638,295
Regency Centers Corp.	429,445	19,578,398
Rexford Industrial Realty Inc.	314,665	15,453,198

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
SBA Communications Corp.	244,678	$69,031,004
Simon Property Group Inc.	175,641	14,978,664
SL Green Realty Corp.	185,586	11,057,214
Spirit Realty Capital Inc.	276,541	11,108,652
STORE Capital Corp.	614,231	20,871,569
Sun Communities Inc.	269,265	40,914,817
UDR Inc.	735,107	28,250,162
Ventas Inc.	949,813	46,578,830
VEREIT Inc.	549,098	20,750,413
VICI Properties Inc.	1,368,081	34,886,065
Vornado Realty Trust	447,270	16,701,062
Weingarten Realty Investors	308,989	6,695,792
Welltower Inc.	1,064,296	68,774,807
Weyerhaeuser Co.	1,901,019	63,741,167
WP Carey Inc.	443,006	31,267,363

		1,851,100,340

Food & Staples Retailing — 1.7%
Albertsons Companies Inc., Class A(a)(b)	73,136	1,285,731
Casey’s General Stores Inc.	91,500	16,343,730
Costco Wholesale Corp.	131,739	49,636,620
Grocery Outlet Holding Corp.(a)(b)	93,825	3,682,631
Kroger Co. (The)	1,982,326	62,958,674
Sprouts Farmers Market Inc.(a)	47,017	945,042
Sysco Corp.	350,512	26,029,021
U.S. Foods Holding Corp.(a)(b)	559,786	18,646,472
Walgreens Boots Alliance Inc.	1,843,781	73,529,986
Walmart Inc.	3,555,768	512,563,957

		765,621,864

Food Products — 1.8%
Archer-Daniels-Midland Co.	1,417,638	71,463,131
Beyond Meat Inc.(a)(b)	29,592	3,699,000
Bunge Ltd.	350,507	22,986,249
Campbell Soup Co.	249,354	12,056,266
Conagra Brands Inc.	1,240,432	44,978,064
Flowers Foods Inc.	496,471	11,235,139
General Mills Inc.	1,552,102	91,263,597
Hain Celestial Group Inc. (The)(a)	218,434	8,770,125
Hershey Co. (The)	85,612	13,041,276
Hormel Foods Corp.	710,275	33,105,918
Ingredion Inc.	171,181	13,466,809
JM Smucker Co. (The)	281,051	32,489,496
Kellogg Co.	415,993	25,887,244
Kraft Heinz Co. (The)	1,648,262	57,128,761
Lamb Weston Holdings Inc.	281,182	22,140,271
McCormick & Co. Inc./MD, NVS	274,300	26,223,080
Mondelez International Inc., Class A	3,605,977	210,841,475
Pilgrim’s Pride Corp.(a)	104,782	2,054,775
Post Holdings Inc.(a)(b)	162,265	16,390,388
Seaboard Corp.	744	2,255,064
TreeHouse Foods Inc.(a)(b)	137,287	5,833,325
Tyson Foods Inc., Class A	731,697	47,150,555

		774,460,008

Gas Utilities — 0.1%
Atmos Energy Corp.	317,440	30,293,299
National Fuel Gas Co.	221,196	9,097,791
UGI Corp.	518,078	18,112,007

		57,503,097

Health Care Equipment & Supplies — 4.3%
Abbott Laboratories	2,718,660	297,666,083

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Baxter International Inc.	753,630	$60,471,271
Becton Dickinson and Co.	704,766	176,346,549
Boston Scientific Corp.(a)	3,651,244	131,262,222
Cooper Companies Inc. (The)	108,935	39,578,264
Danaher Corp.	1,598,006	354,981,053
DENTSPLY SIRONA Inc.	549,163	28,754,175
Envista Holdings Corp.(a)(b)	406,480	13,710,570
Globus Medical Inc., Class A(a)	195,444	12,746,858
Haemonetics Corp.(a)	8,373	994,294
Hill-Rom Holdings Inc.	149,855	14,681,294
Hologic Inc.(a)	197,503	14,384,144
ICU Medical Inc.(a)	34,248	7,345,854
Integra LifeSciences Holdings Corp.(a)(b)	181,707	11,796,419
Medtronic PLC	3,423,609	401,041,558
STERIS PLC	202,663	38,412,745
Stryker Corp.	596,804	146,240,852
Tandem Diabetes Care Inc.(a)	16,433	1,572,309
Teleflex Inc.	43,212	17,784,763
Varian Medical Systems Inc.(a)	201,641	35,289,191
Zimmer Biomet Holdings Inc.(b)	527,258	81,245,185

		1,886,305,653

Health Care Providers & Services — 2.5%
Acadia Healthcare Co. Inc.(a)(b)	223,960	11,256,230
AmerisourceBergen Corp.	193,131	18,880,486
Anthem Inc.	471,566	151,415,127
Centene Corp.(a)	1,031,469	61,919,084
Cigna Corp.	659,533	137,301,580
CVS Health Corp.	3,332,536	227,612,209
DaVita Inc.(a)(b)	161,602	18,972,075
Encompass Health Corp.	141,222	11,677,647
HCA Healthcare Inc.	327,101	53,795,030
Henry Schein Inc.(a)	357,265	23,886,738
Humana Inc.	208,318	85,466,626
Laboratory Corp. of America Holdings(a)	233,113	47,450,151
McKesson Corp.	104,915	18,246,817
Molina Healthcare Inc.(a)	47,060	10,008,721
Oak Street Health Inc.(a)	28,062	1,716,272
Premier Inc., Class A	309,445	10,861,519
Quest Diagnostics Inc.	340,153	40,536,033
UnitedHealth Group Inc.	405,409	142,168,828
Universal Health Services Inc., Class B	187,590	25,793,625

		1,098,964,798

Health Care Technology — 0.0%
American Well Corp., Class A(a)	34,947	885,208
Change Healthcare Inc.(a)	163,874	3,056,250
Teladoc Health Inc.(a)(b)	18,145	3,628,274

		7,569,732

Hotels, Restaurants & Leisure — 2.5%
Aramark	570,277	21,944,259
Carnival Corp.	1,233,039	26,707,625
Choice Hotels International Inc.(b)	88,710	9,468,018
Darden Restaurants Inc.	327,934	39,063,498
Extended Stay America Inc.	450,818	6,676,615
Hilton Worldwide Holdings Inc.	694,664	77,288,317
Hyatt Hotels Corp., Class A	89,118	6,617,011
Las Vegas Sands Corp.	477,777	28,475,509
Marriott International Inc./MD, Class A	684,197	90,259,268
McDonald’s Corp.	1,628,589	349,462,628
MGM Resorts International(b)	1,185,831	37,365,535

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Norwegian Cruise Line Holdings Ltd.(a)(b)	786,601	$20,003,263
Planet Fitness Inc., Class A(a)	94,116	7,306,225
Royal Caribbean Cruises Ltd.	467,139	34,890,612
Six Flags Entertainment Corp.	194,400	6,629,040
Starbucks Corp.	1,260,348	134,832,029
Vail Resorts Inc.(b)	92,258	25,736,292
Wyndham Destinations Inc.	213,902	9,595,644
Wyndham Hotels & Resorts Inc.	233,501	13,879,299
Wynn Resorts Ltd.	187,750	21,183,832
Yum China Holdings Inc.	954,795	54,509,247
Yum! Brands Inc.	713,526	77,460,383

		1,099,354,149

Household Durables — 0.7%
DR Horton Inc.	841,199	57,975,435
Garmin Ltd.	380,469	45,526,920
Leggett & Platt Inc.	336,249	14,895,831
Lennar Corp., Class A	688,562	52,489,081
Lennar Corp., Class B	39,899	2,441,819
Mohawk Industries Inc.(a)(b)	148,007	20,861,587
Newell Brands Inc.	957,377	20,325,114
NVR Inc.(a)	7,729	31,533,238
PulteGroup Inc.	671,425	28,951,846
Tempur Sealy International Inc.(a)	124,788	3,369,276
Toll Brothers Inc.	295,047	12,825,693
Whirlpool Corp.	155,364	28,041,648

		319,237,488

Household Products — 1.8%
Clorox Co. (The)	91,623	18,500,516
Colgate-Palmolive Co.	2,152,258	184,039,582
Energizer Holdings Inc.	32,523	1,371,820
Kimberly-Clark Corp.	867,946	117,025,159
Procter & Gamble Co. (The)	3,439,027	478,506,217
Reynolds Consumer Products Inc.	81,917	2,460,787
Spectrum Brands Holdings Inc.	108,131	8,540,186

		810,444,267

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	1,665,613	39,141,906
Vistra Corp.	1,219,658	23,978,476

		63,120,382

Industrial Conglomerates — 1.9%
3M Co.	489,249	85,515,833
Carlisle Companies Inc.	133,645	20,872,676
General Electric Co.	22,152,730	239,249,484
Honeywell International Inc.	1,792,146	381,189,454
Roper Technologies Inc.	228,572	98,535,103

		825,362,550

Insurance — 3.5%
Aflac Inc.	1,770,684	78,742,317
Alleghany Corp.	31,647	19,104,977
Allstate Corp. (The)	773,076	84,984,245
American Financial Group Inc./OH	178,060	15,601,617
American International Group Inc.	2,195,249	83,112,127
American National Group Inc.	15,343	1,474,769
Arch Capital Group Ltd.(a)	992,596	35,802,938
Arthur J Gallagher & Co.	486,025	60,126,153
Assurant Inc.	148,791	20,268,310
Assured Guaranty Ltd.	189,653	5,972,173
Athene Holding Ltd., Class A(a)	284,220	12,261,251
Axis Capital Holdings Ltd.	192,570	9,703,602

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Brighthouse Financial Inc.(a)	223,907	$8,106,553
Brown & Brown Inc.	559,575	26,529,451
Chubb Ltd.	1,145,630	176,335,370
Cincinnati Financial Corp.	380,823	33,272,505
CNA Financial Corp.	71,437	2,783,186
Erie Indemnity Co., Class A, NVS(b)	27,303	6,705,617
Everest Re Group Ltd.	100,209	23,457,925
Fidelity National Financial Inc.	699,469	27,342,243
First American Financial Corp.	276,415	14,271,306
Globe Life Inc.	262,484	24,925,481
GoHealth Inc., Class A(a)(b)	96,169	1,313,669
Hanover Insurance Group Inc. (The)	92,761	10,845,616
Hartford Financial Services Group Inc. (The)	909,795	44,561,759
Kemper Corp.	161,822	12,432,784
Lemonade Inc.(a)(b)	32,487	3,979,657
Lincoln National Corp.	421,394	21,200,332
Loews Corp.	595,416	26,805,628
Markel Corp.(a)	34,704	35,859,643
Marsh & McLennan Companies Inc.	287,584	33,647,328
Mercury General Corp.	69,632	3,635,487
MetLife Inc.	1,959,534	92,000,121
Old Republic International Corp.	721,080	14,212,487
Primerica Inc.	35,228	4,718,086
Principal Financial Group Inc.	683,431	33,905,012
Progressive Corp. (The)	1,064,476	105,255,387
Prudential Financial Inc.	1,007,504	78,655,837
Reinsurance Group of America Inc.	169,083	19,596,720
RenaissanceRe Holdings Ltd.	85,249	14,135,989
Travelers Companies Inc. (The)	643,829	90,374,277
Unum Group	518,206	11,887,646
White Mountains Insurance Group Ltd.(b)	8,040	8,045,306
Willis Towers Watson PLC	327,456	68,988,430
WR Berkley Corp.	354,756	23,562,894

		1,530,504,211

Interactive Media & Services — 1.8%
Alphabet Inc., Class A(a)	171,455	300,498,891
Alphabet Inc., Class C, NVS(a)	166,086	290,962,742
Pinterest Inc., Class A(a)	174,060	11,470,554
TripAdvisor Inc.(a)	256,181	7,372,889
Twitter Inc.(a)	1,985,119	107,494,194
Zillow Group Inc., Class A(a)	133,478	18,144,999
Zillow Group Inc., Class C, NVS(a)(b)	327,996	42,573,881

		778,518,150

Internet & Direct Marketing Retail — 0.2%
eBay Inc.	138,480	6,958,620
Expedia Group Inc.	302,673	40,073,905
Grubhub Inc.(a)	211,836	15,733,060
Qurate Retail Inc., Series A	970,158	10,642,633
Wayfair Inc., Class A(a)(b)	16,249	3,669,187

		77,077,405

IT Services — 2.7%
Akamai Technologies Inc.(a)	71,668	7,524,423
Alliance Data Systems Corp.	119,397	8,847,318
Amdocs Ltd.	331,826	23,536,418
Automatic Data Processing Inc.	151,196	26,640,735
BigCommerce Holdings Inc., Series 1(a)(b)	10,673	684,673
CACI International Inc., Class A(a)	52,978	13,209,005
Cognizant Technology Solutions Corp., Class A	1,264,732	103,644,787
Concentrix Corp.(a)	105,502	10,413,047

Security	Shares	Value

IT Services (continued)
DXC Technology Co.	646,329	$16,642,972
Euronet Worldwide Inc.(a)	128,099	18,564,107
Fidelity National Information Services Inc.	1,576,657	223,033,899
Fiserv Inc.(a)	1,031,670	117,465,946
Genpact Ltd.	292,316	12,090,190
Global Payments Inc.	758,613	163,420,412
International Business Machines Corp.	2,268,470	285,555,004
Jack Henry & Associates Inc.	39,599	6,414,642
Leidos Holdings Inc.	305,491	32,113,214
Paychex Inc.	167,340	15,592,741
Sabre Corp.	808,158	9,714,059
Science Applications International Corp.	128,742	12,184,143
Twilio Inc., Class A(a)(b)	59,880	20,269,380
VeriSign Inc.(a)	104,250	22,559,700
Western Union Co. (The)	842,237	18,478,680
WEX Inc.(a)(b)	103,450	21,055,179

		1,189,654,674

Leisure Products — 0.3%
Brunswick Corp./DE	200,872	15,314,481
Hasbro Inc.	319,831	29,916,992
Mattel Inc.(a)	336,628	5,874,159
Peloton Interactive Inc., Class A(a)	489,659	74,291,063
Polaris Inc.	132,924	12,664,999

		138,061,694

Life Sciences Tools & Services — 1.1%
Agilent Technologies Inc.	719,819	85,291,353
Berkeley Lights Inc.(a)(b)	14,243	1,273,467
Bio-Rad Laboratories Inc., Class A(a)	53,654	31,277,063
Bio-Techne Corp.	5,844	1,855,762
Bruker Corp.	151,465	8,198,800
Charles River Laboratories International Inc.(a)	14,107	3,524,775
IQVIA Holdings Inc.(a)	300,574	53,853,844
Mettler-Toledo International Inc.(a)	3,394	3,868,074
PerkinElmer Inc.	225,729	32,392,111
PPD Inc.(a)	62,787	2,148,571
PRA Health Sciences Inc.(a)	24,083	3,020,972
QIAGEN NV(a)(b)	564,608	29,839,533
Syneos Health Inc.(a)	170,812	11,637,422
Thermo Fisher Scientific Inc.	416,600	194,043,948
Waters Corp.(a)	142,825	35,337,761

		497,563,456

Machinery — 3.2%
AGCO Corp.	153,170	15,790,295
Allison Transmission Holdings Inc.	101,156	4,362,858
Caterpillar Inc.	1,380,268	251,236,381
Colfax Corp.(a)(b)	252,313	9,648,449
Crane Co.	123,876	9,620,210
Cummins Inc.	377,042	85,626,238
Deere & Co.	720,077	193,736,717
Donaldson Co. Inc.	290,110	16,211,347
Dover Corp.	365,660	46,164,575
Flowserve Corp.	331,635	12,220,750
Fortive Corp.	757,080	53,616,406
Gates Industrial Corp. PLC(a)	135,458	1,728,444
Graco Inc.	210,512	15,230,543
IDEX Corp.	191,688	38,184,250
Illinois Tool Works Inc.	448,659	91,472,597
Ingersoll Rand Inc.(a)	881,561	40,163,919
ITT Inc.	220,125	16,954,027

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Lincoln Electric Holdings Inc.	83,466	$9,702,922
Middleby Corp. (The)(a)(b)	137,124	17,678,026
Nordson Corp.	26,718	5,368,982
Oshkosh Corp.	172,622	14,857,576
Otis Worldwide Corp.	1,044,858	70,580,158
PACCAR Inc.	867,610	74,857,391
Parker-Hannifin Corp.	325,936	88,788,226
Pentair PLC	412,463	21,897,661
Snap-on Inc.	136,962	23,439,677
Stanley Black & Decker Inc.	392,444	70,074,801
Timken Co. (The)	161,320	12,479,715
Toro Co. (The)	26,888	2,550,058
Trinity Industries Inc.	214,253	5,654,137
Westinghouse Air Brake Technologies Corp.	460,504	33,708,893
Woodward Inc.	141,746	17,226,391
Xylem Inc./NY	455,141	46,328,802

		1,417,161,422

Marine — 0.0%
Kirby Corp.(a)	151,954	7,875,776

Media — 2.3%
Charter Communications Inc., Class A(a)	35,822	23,698,044
Comcast Corp., Class A	11,561,523	605,823,805
Discovery Inc., Class A(a)(b)	397,696	11,966,673
Discovery Inc., Class C, NVS(a)	789,708	20,682,453
DISH Network Corp., Class A(a)(b)	612,684	19,814,201
Fox Corp., Class A, NVS	849,372	24,733,713
Fox Corp., Class B(a)	392,536	11,336,440
Interpublic Group of Companies Inc. (The)	972,203	22,866,215
John Wiley & Sons Inc., Class A	109,891	5,017,623
Liberty Broadband Corp., Class A(a)(b)	63,114	9,945,504
Liberty Broadband Corp., Class C, NVS(a)	406,804	64,425,549
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	186,870	8,070,915
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	390,879	17,007,145
New York Times Co. (The), Class A	406,347	21,036,584
News Corp., Class A, NVS	988,764	17,768,089
News Corp., Class B	308,972	5,490,432
Nexstar Media Group Inc., Class A	32,965	3,599,448
Omnicom Group Inc.	535,191	33,379,863
Sirius XM Holdings Inc.(b)	1,128,051	7,185,685
ViacomCBS Inc., Class A	27,344	1,034,150
ViacomCBS Inc., Class B, NVS	1,380,655	51,443,205

		986,325,736

Metals & Mining — 0.7%
Freeport-McMoRan Inc.	3,691,005	96,039,950
Newmont Corp.	2,051,627	122,871,941
Nucor Corp.	766,648	40,778,007
Reliance Steel & Aluminum Co.	161,543	19,344,774
Royal Gold Inc.	47,288	5,029,552
Southern Copper Corp.	210,347	13,697,797
Steel Dynamics Inc.	516,746	19,052,425

		316,814,446

Mortgage Real Estate Investment — 0.2%
AGNC Investment Corp.	1,385,457	21,613,129
Annaly Capital Management Inc.	3,571,632	30,180,291
New Residential Investment Corp.	1,056,020	10,496,839
Starwood Property Trust Inc.	696,581	13,444,013

		75,734,272

Security	Shares	Value

Multi-Utilities — 1.5%
Ameren Corp.	626,740	$48,923,324
CenterPoint Energy Inc.	1,264,134	27,355,860
CMS Energy Corp.	726,881	44,347,010
Consolidated Edison Inc.	857,724	61,987,714
Dominion Energy Inc.	2,077,930	156,260,336
DTE Energy Co.	488,857	59,352,128
MDU Resources Group Inc.	507,959	13,379,640
NiSource Inc.	956,656	21,945,689
Public Service Enterprise Group Inc.	1,292,135	75,331,471
Sempra Energy	740,806	94,386,092
WEC Energy Group Inc.	807,771	74,339,165

		677,608,429

Multiline Retail — 0.7%
Dollar Tree Inc.(a)	308,653	33,346,870
Kohl’s Corp.	405,990	16,519,733
Nordstrom Inc.	277,988	8,676,005
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	20,756	1,697,218
Target Corp.	1,276,222	225,291,470

		285,531,296

Oil, Gas & Consumable Fuels — 3.9%
Antero Midstream Corp.	681,829	5,256,901
Apache Corp.	962,269	13,654,597
Cabot Oil & Gas Corp.	999,282	16,268,311
Chevron Corp.	4,915,457	415,110,344
Cimarex Energy Co.	255,963	9,601,172
Concho Resources Inc.	490,540	28,623,009
ConocoPhillips	2,737,479	109,471,785
Continental Resources Inc./OK(b)	190,657	3,107,709
Devon Energy Corp.	973,149	15,385,486
Diamondback Energy Inc.	392,585	19,001,114
EOG Resources Inc.	1,483,218	73,968,082
EQT Corp.	700,448	8,902,694
Equitrans Midstream Corp.	944,119	7,590,717
Exxon Mobil Corp.	10,800,314	445,188,943
Hess Corp.	698,784	36,888,807
HollyFrontier Corp.	380,373	9,832,642
Kinder Morgan Inc./DE	4,953,767	67,717,995
Marathon Oil Corp.	2,008,112	13,394,107
Marathon Petroleum Corp.	1,647,388	68,135,968
Murphy Oil Corp.	370,597	4,484,224
Occidental Petroleum Corp.	2,117,372	36,651,709
ONEOK Inc.	1,128,838	43,324,802
Parsley Energy Inc., Class A	767,155	10,893,601
Phillips 66	1,111,084	77,709,215
Pioneer Natural Resources Co.	417,765	47,579,256
Targa Resources Corp.	571,570	15,078,017
Valero Energy Corp.	1,037,755	58,705,800
Williams Companies Inc. (The)	3,094,817	62,051,081
WPX Energy Inc.(a)	1,024,765	8,351,835

		1,731,929,923

Personal Products — 0.1%
Coty Inc., Class A	734,154	5,153,761
Estee Lauder Companies Inc. (The), Class A	59,802	15,918,694
Herbalife Nutrition Ltd.(a)	190,276	9,142,762
Nu Skin Enterprises Inc., Class A	122,233	6,677,589

		36,892,806

Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	3,682,488	228,424,731
Catalent Inc.(a)	415,767	43,268,872

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Elanco Animal Health Inc.(a)	1,143,739	$35,078,475
Horizon Therapeutics PLC(a)(b)	40,746	2,980,570
Jazz Pharmaceuticals PLC(a)(b)	137,616	22,713,521
Johnson & Johnson	5,825,018	916,741,333
Merck & Co. Inc.	811,284	66,363,031
Nektar Therapeutics(a)(b)	421,900	7,172,300
Perrigo Co. PLC	348,042	15,564,438
Pfizer Inc.	14,189,332	522,309,311
Reata Pharmaceuticals Inc., Class A(a)(b)	6,345	784,369
Royalty Pharma PLC, Class A	160,132	8,014,606
Viatris Inc.(a)	3,091,911	57,942,412
Zoetis Inc.	115,311	19,083,970

		1,946,441,939

Professional Services — 0.3%
CoreLogic Inc.	186,092	14,388,633
Dun & Bradstreet Holdings Inc.(a)(b)	111,664	2,780,434
Equifax Inc.	79,406	15,312,653
FTI Consulting Inc.(a)	88,876	9,929,227
IHS Markit Ltd.	459,806	41,304,373
ManpowerGroup Inc.	147,556	13,306,600
Nielsen Holdings PLC	908,267	18,955,532
Robert Half International Inc.	284,376	17,767,812
TransUnion	43,216	4,287,892

		138,033,156

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	848,851	53,239,935
Howard Hughes Corp. (The)(a)	99,179	7,828,198
Jones Lang LaSalle Inc.(b)	131,053	19,444,334

		80,512,467

Road & Rail — 1.6%
AMERCO	21,870	9,928,105
CSX Corp.	1,943,664	176,387,508
JB Hunt Transport Services Inc.	155,908	21,304,828
Kansas City Southern	237,746	48,531,091
Knight-Swift Transportation Holdings Inc.	318,674	13,326,947
Landstar System Inc.	18,332	2,468,587
Lyft Inc., Class A(a)(b)	628,479	30,877,173
Norfolk Southern Corp.	652,266	154,984,924
Old Dominion Freight Line Inc.	34,178	6,670,862
Ryder System Inc.	133,602	8,251,260
Schneider National Inc., Class B	150,088	3,106,822
Uber Technologies Inc.(a)	816,019	41,616,969
Union Pacific Corp.	849,967	176,980,129

		694,435,205

Semiconductors & Semiconductor Equipment — 3.3%
Advanced Micro Devices Inc.(a)	213,700	19,598,427
Allegro MicroSystems Inc.(a)(b)	43,108	1,149,259
Analog Devices Inc.	823,919	121,717,554
Broadcom Inc.	53,179	23,284,425
Cirrus Logic Inc.(a)(b)	143,425	11,789,535
Cree Inc.(a)	280,954	29,753,029
Entegris Inc.	21,689	2,084,313
First Solar Inc.(a)(b)	233,931	23,140,455
Intel Corp.	10,461,573	521,195,567
Marvell Technology Group Ltd.	1,696,225	80,638,536
Maxim Integrated Products Inc.	451,282	40,006,149
Microchip Technology Inc.	159,020	21,962,252
Micron Technology Inc.(a)(b)	2,834,589	213,104,401
MKS Instruments Inc.	34,219	5,148,249

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corp.(a)(b)	1,020,214	$33,391,604
Qorvo Inc.(a)	292,209	48,585,590
Skyworks Solutions Inc.	424,395	64,881,508
Texas Instruments Inc.	1,177,067	193,192,007

		1,454,622,860

Software — 0.8%
2U Inc.(a)(b)	128,807	5,153,568
Aspen Technology Inc.(a)	11,784	1,534,866
Autodesk Inc.(a)	186,601	56,976,749
CDK Global Inc.	270,880	14,039,710
Ceridian HCM Holding Inc.(a)	87,111	9,282,548
Citrix Systems Inc.	228,427	29,718,353
Crowdstrike Holdings Inc., Class A(a)(b)	104,109	22,052,368
Datto Holding Corp.(a)	30,891	834,057
Duck Creek Technologies Inc.(a)	18,749	811,832
FireEye Inc.(a)	462,017	10,654,112
Guidewire Software Inc.(a)(b)	175,005	22,528,394
Jamf Holding Corp.(a)(b)	40,103	1,199,882
JFrog Ltd.(a)	6,840	429,757
Manhattan Associates Inc.(a)(b)	17,522	1,842,964
McAfee Corp., Class A	48,079	802,438
nCino Inc.(a)(b)	6,239	451,766
Nuance Communications Inc.(a)(b)	706,619	31,154,832
Oracle Corp.	576,608	37,300,772
Pegasystems Inc.(b)	10,314	1,374,444
RealPage Inc.(a)(b)	28,046	2,446,733
salesforce.com Inc.(a)	163,193	36,315,338
SolarWinds Corp.(a)(b)	118,435	1,770,603
SS&C Technologies Holdings Inc.	447,127	32,528,489
Synopsys Inc.(a)(b)	29,136	7,553,217
Teradata Corp.(a)(b)	65,435	1,470,324
Unity Software Inc.(a)(b)	12,482	1,915,613

		332,143,729

Specialty Retail — 1.6%
Advance Auto Parts Inc.	166,462	26,219,430
AutoNation Inc.(a)(b)	149,825	10,456,287
AutoZone Inc.(a)	24,515	29,061,062
Best Buy Co. Inc.	475,691	47,469,205
Burlington Stores Inc.(a)(b)	17,661	4,619,234
CarMax Inc.(a)(b)	382,931	36,171,662
Dick’s Sporting Goods Inc.	156,927	8,820,867
Foot Locker Inc.	263,622	10,660,874
Gap Inc. (The)	464,959	9,387,522
Home Depot Inc. (The)	1,371,003	364,165,817
L Brands Inc.	575,720	21,411,027
Leslie’s Inc.(a)(b)	73,757	2,046,757
Penske Automotive Group Inc.	81,262	4,826,150
Ross Stores Inc.	166,548	20,453,760
Tiffany & Co.	308,156	40,507,106
TJX Companies Inc. (The)	580,104	39,615,302
Ulta Beauty Inc.(a)(b)	8,224	2,361,604
Vroom Inc.(a)(b)	14,024	574,563
Williams-Sonoma Inc.	160,203	16,315,073

		695,143,302

Technology Hardware, Storage & Peripherals — 0.6%
Dell Technologies Inc., Class C(a)	618,424	45,324,295
Hewlett Packard Enterprise Co.	3,282,759	38,900,694
HP Inc.	3,500,970	86,088,852
NCR Corp.(a)	323,748	12,163,213

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
NetApp Inc.	258,344	$17,112,707
Pure Storage Inc., Class A(a)(b)	262,835	5,942,699
Western Digital Corp.	775,221	42,939,491
Xerox Holdings Corp.	428,786	9,943,547

		258,415,498

Textiles, Apparel & Luxury Goods — 0.4%
Capri Holdings Ltd.(a)	361,497	15,182,874
Carter’s Inc.	109,155	10,268,211
Columbia Sportswear Co.	73,202	6,396,391
Hanesbrands Inc.	883,712	12,884,521
PVH Corp.	179,010	16,807,249
Ralph Lauren Corp.	121,920	12,647,981
Skechers U.S.A. Inc., Class A(a)	340,786	12,247,849
Tapestry Inc.	690,236	21,452,535
Under Armour Inc., Class A(a)(b)	479,872	8,239,402
Under Armour Inc., Class C, NVS(a)(b)	515,187	7,665,982
VF Corp.	777,652	66,419,257

		190,212,252

Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.	860,533	10,799,689
New York Community Bancorp. Inc.	1,146,313	12,093,602
Rocket Companies Inc., Class A(a)(b)	164,703	3,330,295
TFS Financial Corp.	137,649	2,426,752

		28,650,338

Tobacco — 1.0%
Altria Group Inc.	2,673,589	109,617,149
Philip Morris International Inc.	3,972,114	328,851,318

		438,468,467

Trading Companies & Distributors — 0.3%
Air Lease Corp.	271,259	12,049,325
Fastenal Co.	275,933	13,473,808
MSC Industrial Direct Co. Inc., Class A	113,937	9,615,144
United Rentals Inc.(a)(b)	183,326	42,515,133
Univar Solutions Inc.(a)	424,901	8,077,368
Watsco Inc.	81,148	18,384,079
WW Grainger Inc.	29,242	11,940,678

		116,055,535

Security	Shares	Value

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	187,057	$7,023,990

Water Utilities — 0.2%
American Water Works Co. Inc.	463,543	71,139,944
Essential Utilities Inc.	560,957	26,527,657

		97,667,601

Wireless Telecommunication Services — 0.4%
Telephone and Data Systems Inc.	256,366	4,760,716
T-Mobile U.S. Inc.(a)	1,405,068	189,473,420
U.S. Cellular Corp.(a)(b)	36,749	1,127,827

		195,361,963

Total Common Stocks — 99.7% (Cost: $37,591,140,166)		43,730,481,669

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	351,308,429	351,519,214
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	92,480,000	92,480,000

		443,999,214

Total Short-Term Investments — 1.0% (Cost: $443,681,880)		443,999,214

Total Investments in Securities — 100.7% (Cost: $38,034,822,046)		44,174,480,883

Other Assets, Less Liabilities — (0.7)%		(298,306,289)

Net Assets — 100.0%		$43,876,174,594

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 1000 Value ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$591,444,619	$—		$(240,610,470	)(a)	$333,322	$351,743	$351,519,214	351,308,429	$2,544,291	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	88,826,000	3,654,000	(a)	—		—	—	92,480,000	92,480,000	68,449		—
BlackRock Inc.	154,704,891	78,399,869		(63,669,960)		9,937,111	91,342,681	270,714,592	375,190	4,154,698		—

						$10,270,433	$91,694,424	$714,713,806		$6,767,438		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	387	03/19/21	$72,539	$1,315,686
S&P MidCap 400 E-Mini Index	273	03/19/21	62,886	1,153,981

				$2,469,667

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$43,730,481,669	$—	$—	$43,730,481,669
Money Market Funds	443,999,214	—	—	443,999,214

	$44,174,480,883	$—	$—	$44,174,480,883

Derivative financial instruments(a)
Assets
Futures Contracts	$2,469,667	$—	$—	$2,469,667

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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